Impairments	6 Months Ended
Jun. 30, 2021
Impairments
Impairments

Note 4. Impairments

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2021	2021	2020	2021	2020	2020
Expected credit losses, stage 1	31	5	-110	36	-127	-98
Expected credit losses, stage 2	8	10	-39	18	-46	-48
Expected credit losses, stage 3	-30	-27	-2	-57	-2	-7
Established losses	-3	—	-20	-3	-20	-20
Reserves applied to cover established credit losses	3	—	20	3	20	20
Recovered credit losses	4	—	—	4	—	—
Net credit losses	13	-12	-151	1	-175	-153

	June 30, 2021				December 31, 2020
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	184,075	36,057	1,852	221,984	231,927
Off balance sheet exposures, before expected credit losses	34,259	31,184	—	65,443	62,504
Total, before expected credit losses	218,334	67,241	1,852	287,427	294,431
Loss allowance, loans	-107	-38	-97	-242	-240
Loss allowance, off balance sheet exposures[1]	-5	0	—	-5	-9
Total loss allowance	-112	-38	-97	-247	-249
Provision ratio (in percent)	0.05	0.06	5.24	0.09	0.08
1	Recognized under provision in Consolidated Statement of Financial Position. Off balance sheet exposures consist of guarantee commitments, committed undisbursed loans and binding offers, see Note 8.

The table above shows the book value of loans and nominal amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures. Overall, the credit portfolio has an extremely high credit quality and SEK often uses risk mitigation measures, primarily through guarantees from the Swedish Export Credit Agency (EKN) and other government export credit agencies in the Organisation for Economic Co-operation and Development (OECD), which explains the low provision ratio.

Loss Allowance

	June 30, 2021				December 31, 2020
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance January 1	-147	-56	-46	-249	-128
Increases due to origination and acquisition	-26	-2	-23	-51	-84
Net remeasurement of loss allowance	42	8	0	50	-69
Transfer to stage 1	-2	3	—	1	—
Transfer to stage 2	0	-9	—	-9	—
Transfer to stage 3	0	3	-41	-38	-9
Decreases due to derecognition	21	17	7	45	8
Decrease in allowance account due to write-offs	—	—	7	7	20
Exchange-rate differences[1]	0	-2	-1	-3	13
Closing balance	-112	-38	-97	-247	-249
1	Recognized under net results of financial transactions in Statement of Comprehensive Income.

Provisions for expected credit losses (ECLs) are calculated using quantitative models based on inputs, assumptions and methods that are highly reliant on assessments. In particular, the following could heavily impact the level of provisions: the establishment of a material increase in credit risk, allowing for forward-looking macroeconomic scenarios, and the measurement of both ECLs over the next 12 months and lifetime ECLs. ECLs are based on objective assessments of what SEK expects to lose on the exposures given what was known on the reporting date and taking into account possible future events. The ECL is a probability-weighted amount that is determined by evaluating the outcome of several possible scenarios and where the data taken into consideration comprises information from previous conditions, current conditions and projections of future economic conditions. SEK’s method entails three scenarios being prepared for each probability of default curve: (i) a base scenario, (ii) a downturn scenario and (iii) an upturn scenario. The base scenario consists of GDP forecasts from the World Bank. When calculating the ECL as of June 30, 2021 the latest available forecast was the World Bank's forecast from June 2021. According to the World Bank's forecast, global economic output is expected to increase by 5.6 percent in 2021 and to increase by 4.3 percent in 2022. The base scenario has been weighted at between 75 and 78 percent, and the downturn and upturn scenarios weighted equally at between 11 and 13 percent.

SEK’s IFRS 9 model is based on GDP growth projections estimating the impact on the probability of default. SEK’s management believes that the strong positive GDP growth projections for 2021 may understate the probability of default of the asset portfolio. In the second quarter, as the IFRS 9 model is assessed to underestimate the probability of default, SEK made an overall adjustment to increase expected credit losses which was calculated pursuant to SEK’s IFRS 9 model as of June 30, 2021.